Earnings per share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings per share [Abstract]
Earnings per share
Diluted earnings per share equals basic earnings per share for the nine-month period ended September 30, 2019.

Item	For the nine-month period ended September 30,
	2020	2019
	($ in thousands)
Profit/ (loss) from continuing operations attributable to Atlantica.	61,209	60,832
Average number of ordinary shares outstanding (thousands) - basic	101,602	100,882
Average number of ordinary shares outstanding (thousands) - diluted	102,499	100,882
Earnings per share from continuing operations (U.S. dollar per share) - basic and diluted	0.60	0.60
Earnings per share from profit/(loss) for the period (U.S. dollar per share) - basic and diluted	0.60	0.60